Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)							12 Months Ended
	May 21, 2021 USD ($)	May 21, 2021 PEN (S/)	Dec. 30, 2020 USD ($) item	Dec. 30, 2020 PEN (S/) item	Dec. 18, 2020 USD ($)	Dec. 18, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2021 PEN (S/)	Jan. 07, 2021 USD ($)	Jan. 07, 2021 PEN (S/)	Jan. 05, 2021 USD ($)	Jan. 05, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 30, 2020 PEN (S/)	Jan. 27, 2020 USD ($)	Jan. 27, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Jan. 08, 2015 USD ($)	Jan. 08, 2015 PEN (S/)	Jun. 18, 2014 USD ($)	Jun. 18, 2014 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability							$ 9,902,000		$ 10,871,000		S/ 39,590,000					S/ 43,462,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability							1,274,000		1,445,000		5,468,000					S/ 5,220,000
Amount disbursed recorded as an account receivable												$ 1,980,000	S/ 7,871,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value														$ 376,675,000	S/ 1,505,948,000
Contingent liability							2,626,000				10,500,000
SUNAT. | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Amount of fine returned							755,000	S/ 3,003,000
Accounts receivable							1,225,000				4,868,000
SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings	$ 1,505,000	S/ 6,018,000			$ 1,505,000	S/ 6,108,000
Amount of fine returned							115,000	S/ 459,000
Accounts receivable							$ 251,000				S/ 997,000
Development cost	$ 1,347,000	S/ 5,384,000
Year 2011 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Income tax liabilities																								$ 2,096,000	S/ 8,333,000
Year 2012 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																						$ 1,008,000	S/ 4,030,000
Year 2014 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned			2	2
Year 2014 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability			$ 2,727,000														S/ 10,902,000
Development cost			$ 4,148,000	S/ 16,582,000
Year 2015 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned										2
Amount disbursed recorded as an account receivable																		$ 366,000	S/ 1,456,000
Year 2015 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																				$ 853,000	S/ 3,412,000
Development cost									$ 3,484,000	S/ 13,930,000